Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31
	2011	2012
	US$ thousands
Machinery and equipment	2,873	3,240
Office furniture and equipment	294	294
Leasehold improvements	336	441

Property, plant and equipment	3,503	3,975

Accumulated depreciation	(2,666)	(2,785)

Property, Plant and equipment, net	837	1,190

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were US$ 416 thousand, US$ 379 thousand and US$ 454 thousand, respectively.